Share-based compensation - Schedule of Activity in Stock Options Outstanding and Related Information (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Number Of Share Options Outstanding
Number of options outstanding, beginning balance (in shares) | shares	8,695,348	9,041,288	12,153,772
Number of options granted (in shares) | shares	9,640,611	2,164,070	2,356,040
Number of options forfeited (in shares) | shares	(1,332,946)	(414,317)	(855,051)
Number of options exercised (in shares) | shares	(620,143)	(2,074,572)	(4,556,908)
Number of options expired (in shares) | shares	(377,980)	(21,121)	(56,565)
Number of options outstanding, ending balance (in shares) | shares	16,004,890	8,695,348	9,041,288
Number of options, Exercisable (in shares) | shares	6,402,109	4,453,983	4,022,571
Weighted Average Exercise Price of Share Options Outstanding
Weighted average exercise price outstanding, beginning balance (in dollars per share) | $ / shares	$ 190.19	$ 138.60	$ 107.68
Weighted average exercise price granted (in dollars per share) | $ / shares	141.55	315.86	180.12
Weighted average exercise price forfeited (in dollars per share) | $ / shares	215.07	191.43	131.30
Weighted average exercise price exercised (in dollars per share) | $ / shares	78.33	96.12	78.87
Weighted average exercise price expired (in dollars per share) | $ / shares	130.86	196.25	146.69
Weighted average exercise price outstanding, ending balance (in dollars per share) | $ / shares	164.56	190.19	138.60
Weighted average exercise price, Exercisable (in dollars per share) | $ / shares	$ 172.69	$ 152.64	$ 113.91